TRADE AND OTHER RECEIVABLES (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current [Abstract]
Current	$ 1,112,458	$ 774,248
Receivables from other third-parties	41,879	49,020
Total trade and other receivables	$ 1,154,337	$ 823,268